Fixed Assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 127,065	$ 109,765
Accumulated depreciation	72,943	64,096
Fixed assets, net	54,122	45,669
Depreciation expenses	9,257	8,839	$ 8,856
Land [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	379	379
Buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	15,465	14,723
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	89,530	75,621
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	8,981	8,498
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	1,392	921
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 11,318	$ 9,623